Earnings Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.	Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation for the six months ended June 30, 2014 and 2013:

	For the six months ended
	June 30,
	2014	2013
Basic earnings per share
Net income available to the company’s common shareholders	$1,398,413	$1,534,416
Weighted average shares outstanding - Basic	5,321,968	4,620,000
Earnings per share - Basic	$0.26	$0.33

Diluted earnings per share
Net income available to the company’s common shareholders	$1,398,413	$1,534,416
Weighted average shares outstanding - Basic	5,321,968	4,620,000
Options	97,058	22,383
Weighted shares outstanding - Diluted	5,419,026	4,642,383
Earnings per share - Diluted	$0.26	$0.33

For the six months ended June 30, 2014 and 2013, 97,058 shares of 214,000 and 22,383 shares of 450,000 stock options were exercisable and included in the diluted EPS calculation. On June 30 2014, 94,000 stock options were anti-dilutive and not included in diluted EPS. The warrants issued by the Company were anti-dilutive and not included in diluted EPS for each of the six months presented.